Balances and Transactions in Foreign Currencies - Balances (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	$ 75,114	$ 70,137
Long-Term Assets	2,308	2,492
Short-Term Liabilities	7,222	6,069
Long-Term Liabilities	153,343	146,521
U S dollar
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	74,994	69,612
Long-Term Assets	983	1,143
Short-Term Liabilities	6,310	5,590
Long-Term Liabilities	125,447	122,000
Euro
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	74	479
Short-Term Liabilities	355	458
Long-Term Liabilities	27,896	24,521
Other currencies
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	46	46
Long-Term Assets	1,325	1,349
Short-Term Liabilities	$ 557	$ 21